A MESSAGE FROM THE PRESIDENT



Dear Shareholder:

Stock and bond markets began the second half of the 1997 quite strong. Then, after reaching record levels, most equity markets experienced a dramatic market correction in late October. This decline was precipitated by large sell offs in various international markets, particularly those in Asia. Europe and Latin
America fared somewhat better, ending the year on a positive note. U.S. bond markets also experienced some volatility, but still finished well. Given the continuing strong U.S. economy and few signs of inflation, the long-term investment outlook remains good.

In November, two new portfolios were added to the Principal Special Markets Fund--International Emerging Markets Portfolio and International SmallCap Portfolio. These portfolios will offer investors more opportunities to participate in foreign equity markets.

All four portfolios posted positive returns in 1997. The two original portfolios--International Portfolio and Mortgage-Backed Securities Portfolio--returned 12.55% and 10.18%, respectively for the year. Since its inception on 11/26/97, International Emerging Markets Portfolio posted a return of 1.40% through year-end; while International SmallCap Portfolio returned 1.59% for the same period. As always, investors are reminded that past performance in no way guarantees future results.

Thank you for helping us enjoy another successful year. We remain committed to delivering the quality financial products and services our shareholders deserve.

Sincerely,

/s/ Stephan L. Jones

Stephan L. Jones
President

                                TABLE OF CONTENTS



                                                               Page
         Statements of Assets and Liabilities................    4
         Statements of Operations ...........................    6
         Statements of Changes in Net Assets.................    8
         Notes to Financial Statements.......................   10
         Schedules of Investments
              International Emerging Markets Portfolio.......   16
              International Securities Portfolio.............   18
              International SmallCap Portfolio...............   20
              Mortgage-Backed Securities Portfolio...........   22
         Financial Highlights................................   24
         Report of Independent Auditors......................   26
         Federal Income Tax Information......................   28

December 31, 1997


STATEMENTS OF ASSETS AND LIABILITIES

PRINCIPAL SPECIAL MARKETS FUND, INC.

                                                                     International    International   International Mortgage-Backed
                                                                   Emerging Markets    Securities       SmallCap      Securities
                                                                       Portfolio        Portfolio       Portfolio      Portfolio


 Investment in securities -- at cost..............................     $31,496,417     $30,620,263    $31,012,948      $13,745,498


 Assets
 Investment in securities -- at value (Note 4)....................     $31,849,866     $36,555,784    $30,873,328      $14,050,587
 Cash.............................................................          20,460          27,756         41,321           20,117
 Receivables:
    Dividends and interest........................................          30,776          81,047         21,149           75,748
    Investment securities sold....................................          63,372          45,450        335,721          --
    Capital Stock sold............................................       1,000,000       1,000,000      1,000,000          --
 Net receivable for foreign currency contract (Note 5)............        --                15,828        --               --
 Other assets.....................................................        --                   109        --                   127

                                                      Total Assets      32,964,474      37,725,974     32,271,519       14,146,579
 Liabilities
 Accrued expenses.................................................          31,048          41,963         26,974            7,557
 Investment securities purchased..................................         445,380         --            276, 884          343,492

                                                 Total Liabilities         476,428          41,963        303,858          351,049

 Net Assets Applicable to Outstanding Shares   ...................     $32,488,046     $37,684,011    $31,967,661      $13,795,530



 Net Assets Consist of:
 Capital Stock....................................................     $    32,047     $    26,081    $    32,055      $    13,433
 Additional paid-in capital.......................................      32,027,473      31,443,409     32,018,475       14,555,069
 Accumulated undistributed net investment income..................          16,970          25,569          4,410          --
 Accumulated undistributed net realized gain (loss) from:
    Investment transactions ......................................          62,185         266,112         57,172       (1,078,061)
    Foreign currency transactions.................................          (4,044)        (16,939)           (37)         --
 Net unrealized appreciation (depreciation) of investments........         353,449       5,935,521       (139,620)         305,089
 Net unrealized appreciation (depreciation) on translation of
    assets and liabilities in foreign currencies..................             (34)          4,258         (4,794)         --

                                                  Total Net Assets     $32,488,046     $37,684,011    $31,967,661      $13,795,530


 Capital Stock (par value: $.01 a share):
 Shares authorized................................................     100,000,000     100,000,000    100,000,000      100,000,000
 Shares issued and outstanding....................................       3,204,730       2,608,123      3,205,478        1,343,286

 Net Asset Value Per Share  ......................................          $10.14          $14.45          $9.97           $10.27

  See accompanying notes.

Year Ended December 31, 1997, Except as Noted

STATEMENTS OF OPERATIONS

PRINCIPAL SPECIAL MARKETS FUND, INC.

                                                                         International   International International Mortgage-Backed
                                                                       Emerging Markets   Securities      SmallCap      Securities
                                                                         Portfolio(a)      Portfolio    Portfolio(a)     Portfolio


    Net Investment Income
    Income:
       Dividends.......................................................   $   65,878     $   916,034     $  30,500        $   --
       Withholding tax on foreign dividends............................       (7,957)       (103,317)       (4,098)           --
       Interest........................................................       62,344          94,579        66,470         1,024,680

                                                          Total Income       120,265         907,296        92,872         1,024,680

    Expenses:
       Management and investment advisory fees (Note 3)   .............       43,775         311,027        37,932            67,721

                                                 Net Investment Income        76,490         596,269        54,940           956,959

    Net  Realized  and  Unrealized   Gain  (Loss)  on  Investments
    and  Foreign Currencies Net realized gain (loss) from:
       Investment transactions.........................................       62,185       1,823,607        57,172            22,412
       Foreign currency transactions...................................       (4,044)        (16,939)          (37)           --
    Change in unrealized appreciation/depreciation of:
       Investments.....................................................      353,449         820,001      (139,620)          495,704
       Translation of assets and liabilities in foreign currencies.....          (34)          4,125        (4,794)           --

                               Net Realized and Unrealized Gain (Loss)
                                 on Investments and Foreign Currencies       411,556       2,630,794       (87,279)          518,116


                                        Net Increase (Decrease) in Net
                                      Assets Resulting from Operations      $488,046      $3,227,063     $ (32,339)       $1,475,075

     (a) Period from November 17, 1997 (date operations commenced) through December 31, 1997.

    See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS

PRINCIPAL SPECIAL MARKETS FUND, INC.

                                                                        International                  International
                                                                      Emerging Markets                  Securities
                                                                          Portfolio                      Portfolio

                                                                            1997(a)                  1997          1996

    Operations
    Net investment income............................................  $       76,490           $     596,269 $     394,151
    Net realized gain (loss) from:
       Investment transactions.......................................          62,185               1,823,607       951,597
       Foreign currency transactions.................................          (4,044)                (16,939)       (4,388)
    Change in unrealized appreciation/
       depreciation of investments and translation of
       assets and liabilities in foreign currencies..................         353,415                 824,126     3,301,549

                                      Net Increase (Decrease) in Net
                                    Assets Resulting from Operations          488,046               3,227,063     4,642,909



    Dividends and Distributions to Shareholders
    From net investment income.......................................         (59,520)               (581,224)     (296,191)
    Excess distribution of net investment income (Note 1)............         --                      --           (154,476)
    From net realized gain on investments and
       foreign currency transactions.................................         --                   (1,645,552)   (1,043,459)

                                   Total Dividends and Distributions          (59,520)             (2,226,776)   (1,494,126)

    Capital Share Transactions (Note 6)
    Shares sold......................................................      32,000,000              15,749,696     7,000,000
    Shares issued in reinvestment of dividends
       and distributions.............................................          59,520               1,327,125       963,318
    Shares redeemed..................................................         --                   (8,553,721)     (202,611)

                          Net Increase (Decrease) in Net Assets from
                                          Capital Share Transactions       32,059,520               8,523,100     7,760,707

                                           Total Increase (Decrease)       32,488,046               9,523,387    10,909,490



    Net Assets
    Beginning of period..............................................         --                   28,160,624    17,251,134

    End of period (including undistributed net investment
       income as set forth below)....................................     $32,488,046             $37,684,011   $28,160,624



    Undistributed Net Investment Income    ..........................  $       16,970             $    25,569   $    10,524

  (a) Period from November 17, 1997 (date operations commenced) through December 31, 1997.

    See accompanying notes.

Years Ended December 31, Except as Noted


STATEMENTS OF CHANGES IN NET ASSETS

PRINCIPAL SPECIAL MARKETS FUND, INC.

                                                                              International               Mortgage-Backed
                                                                                SmallCap                    Securities
                                                                                Portfolio                    Portfolio

                                                                                 1997(a)                 1997           1996

    Operations
    Net investment income............................................       $       54,940         $     956,959   $     939,015
    Net realized gain (loss) from:
       Investment transactions.......................................               57,172                22,412         (25,440)
       Foreign currency transactions.................................                  (37)               --             --
    Change in unrealized appreciation/
       depreciation of investments and translation of
       assets and liabilities in foreign currencies..................             (144,414)              495,704        (318,191)

                                      Net Increase (Decrease) in Net
                                    Assets Resulting from Operations               (32,339)            1,475,075         595,384



    Dividends and Distributions to Shareholders
    From net investment income.......................................              (50,530)             (956,959)       (939,015)
    Excess distribution of net investment income (Note 1)............              --                     --             --
    From net realized gain on investments and
       foreign currency transactions.................................              --                     --             --

                                   Total Dividends and Distributions               (50,530)             (956,959)       (939,015)

    Capital Share Transactions (Note 6)
    Shares sold......................................................           32,000,000                --             --
    Shares issued in reinvestment of dividends
       and distributions.............................................               50,530               827,979         788,841
    Shares redeemed..................................................              --                 (2,518,823)        --

                          Net Increase (Decrease) in Net Assets from
                                          Capital Share Transactions            32,050,530            (1,690,844)        788,841

                                           Total Increase (Decrease)            31,967,661            (1,172,728)        445,210



    Net Assets
    Beginning of period..............................................              --                 14,968,258      14,523,048

    End of period (including undistributed net investment
       income as set forth below)....................................          $31,967,661           $13,795,530     $14,968,258



    Undistributed Net Investment Income    ..........................          $     4,410           $   --          $  --

  (a) Period from November 17, 1997 (date operations commenced) through December 31, 1997.

    See accompanying notes.

PRINCIPAL SPECIAL MARKETS FUND, INC.

Note 1 -- Significant Accounting Policies

Principal Special Markets Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of four portfolios (known as the International Emerging Markets, International Securities, International SmallCap and Mortgage-Backed Securities Portfolios).

On November 17, 1997, the initial purchases of 3,100,000 shares of Capital Stock of International Emerging Markets and International SmallCap Portfolios were made by Principal Mutual Life Insurance Company (see Note 3). Effective November 26, 1997, International Emerging Markets and International SmallCap Portfolios began offering shares to the public.

The Fund values securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International Emerging Markets, International Securities and International SmallCap Portfolios to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-adviser is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may from time to time be necessary.

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

The Fund records investment transactions generally one day after the trade date, except for short-term investment transactions which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Fund records dividend income on the ex-dividend date, except dividend income from certain foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The portfolios may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the portfolios' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Princor Management Corporation. These balances may be invested in one or more short-term instruments.

With respect to the Mortgage-Backed Securities Portfolio, all net investment income is declared as a dividend daily to shareholders of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other portfolios are recorded on the ex-dividend date.

Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.
Reclassifications made for the periods ended December 31, 1997 and 1996 were not material.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year, substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes is approximately the same as that for financial reporting purposes.

At December 31, 1997, the Mortgage-Backed Securities Portfolio had a net capital loss carryforward of approximately $1,078,000 expiring in 2002 through 2004.

Note 3 -- Management Agreement and Transactions With Affiliates

The Fund has agreed to pay investment advisory and management fees to Princor Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Mutual Life Insurance Company) (the "Manager") and to Invista Capital Management, Inc. ("Invista"), an indirect wholly-owned subsidiary of Principal Mutual Life Insurance Company. Pursuant to a sub-advisory agreement, Invista has agreed to assume the obligations of the Manager to provide investment advisory services for the Fund in return for the advisory fee paid by the Fund and to reimburse the Manager for the other costs it incurs under the management agreement. The fees are computed at an annual percentage rate (as shown below) of each portfolio's average daily net assets.

                                                  Net Asset Value of Portfolio
                                                         (in millions)

                                               First        Next          Over
                                               $250         $250          $500

   International Emerging Markets Portfolio    1.15%      1.05%          .95%
   International Securities Portfolio           .90%       .90%          .90%
   International SmallCap Portfolio            1.00%       .90%          .80%
   Mortgage-Backed Securities Portfolio         .45%       .45%          .45%

No brokerage commissions were paid by the Fund to Princor Financial Services Corporation during the periods ended December 31, 1997 and 1996. Brokerage commissions were paid to other affiliates by the following portfolios:

                                               Periods Ended      Year Ended
                                               December 31,      December 31,
                                                   1997              1996

   International Emerging Markets Portfolio       $10,074          $  --
   International Securities Portfolio               1,394           1,655

At December 31, 1997, Principal Mutual Life Insurance Company owned shares of the Fund's portfolios as follows:

   International Emerging Markets Portfolio          3,106,111
   International Securities Portfolio                1,316,510
   International SmallCap Portfolio                  3,105,177
   Mortgage-Backed Securities Portfolio              1,343,286

Note 4 -- Investment Transactions

For the periods ended December 31, 1997, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the portfolios were as follows:

                                                 Purchases          Sales

     International Emerging Markets Portfolio    $28,217,904    $     633,672
     International Securities Portfolio           15,010,626       10,169,003
     International SmallCap Portfolio             29,466,770        1,310,994
     Mortgage-Backed Securities Portfolio          1,506,703        2,189,856

At December 31, 1997, net unrealized appreciation (depreciation) of investments by the Fund was composed of the following:

                                                    Gross Unrealized                     Net Unrealized
                                          ------------------------------------     Appreciation (Depreciation)
                                          Appreciation          (Depreciation)           of Investments

International Emerging Markets Portfolio   $1,696,135             $(1,342,686)            $   353,449
International Securities Portfolio          8,635,596              (2,700,075)              5,935,521
International SmallCap Portfolio            1,252,721              (1,392,341)               (139,620)
Mortgage-Backed Securities Portfolio          337,577                 (32,488)                305,089

The Mortgage-Backed Securities Portfolio may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the portfolio commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the portfolio, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of December 31, 1997, Mortgage-Backed Securities Portfolio had TBA purchase commitments involving securities with a face amount of $350,000, cost of $343,492 and market value of $346,661. The portfolio has set aside investment securities and other assets in excess of the commitments to serve as collateral.

At December 31, 1997, the Fund held the following securities which were purchased in a private placement transaction and may require registration in order to effect a sale in the ordinary course of business.

                                                                                                   Value at         Value as a
                                                                        Date of                  December 31,      Percentage of
                                       Security Description           Acquisition      Cost          1997           Net Assets

   International Emerging
   Markets Portfolio         Banque Marocaine du Commerce               11/17/97     $190,000     $   203,100         0.63%
                               Exterieur                                 12/3/97       20,100          20,310         0.06
                             Industrial Credit & Investment Corp.       11/17/97      420,000         387,750         1.19
                               of India                                 11/20/97      177,125         168,025         0.52
                                                                        12/17/97       46,688          58,163         0.18
                             Paints & Chemical Industries Co. GDR       11/17/97      148,125         157,500         0.48
                                                                        11/18/97      146,250         157,500         0.48
                                                                        11/24/97      210,000         220,500         0.69
                             Reliance Industries GDR                     12/2/97      170,000         168,750         0.52
                                                                        12/12/97       72,500          84,375         0.26
                             Videsh Sanchar Nigam Ltd. GDR              11/17/97      312,375         292,425         0.90
                                                                        11/24/97      104,000         111,400         0.34
                                                                        12/12/97       30,820          32,028         0.10

                                                                                                    2,061,826         6.35
   International Securities
   Portfolio                 Alfa SA Convertible Subordinated
                               Debentures                                9/26/95      199,250         286,000         0.76
                             Fokus Bank                                  10/3/96       79,958         130,083         0.35
                             Hyundai Motor Co. Ltd. GDR                  10/3/96       94,600          14,405         0.04
                             Kemira OY                                  12/10/96      286,318         217,520         0.58
                                                                         2/24/97       88,695          72,822         0.19
                                                                         4/11/97       95,955          86,062         0.23
                             Voest-Alpine Stahl                         10/27/95      103,583         130,885         0.35
                                                                         1/11/96       54,207          65,442         0.17
                                                                         3/27/96       55,366          65,442         0.17
                                                                         12/9/96      109,873         119,336         0.32

                                                                                                    1,187,997         3.15
   International SmallCap
   Portfolio                 Bure Investment Aktiebolaget AB            11/18/97     $540,975         592,675         1.85
                             Industrial & Financial Systems             11/18/97      473,303         519,891         1.63
                                                                        12/30/97       75,867          76,250         0.24
                             Newsquest PLC                              11/18/97      505,613         543,740         1.70
                                                                         12/2/97       78,410          78,930         0.25

                                                                                                    1,811,486         5.67

The Mortgage-Backed Securities Portfolio's investments are with various issuers; while the other portfolios' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize the concentration of credit risk for Mortgage-Backed Securities Portfolio by issuers and International Emerging Markets, International Securities and International SmallCap Portfolios by industry and issuer.

Note 5 -- Foreign Currency Contracts

At December 31, 1997, the International Securities Portfolio owned a forward contract to sell Hong Kong Dollars ("HKD") at a specified future date at a fixed exchange rate. The forward foreign currency contract is valued at the forward rate, and is marked-to-market daily. The change in market value is recorded by the portfolio as an unrealized gain or loss. When the contract is closed, the portfolio will record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                                                                                                   Value at
                                              Contracts         In Exchange     Settlement       December 31,     Net Unrealized
                                             to Deliver             For            Date              1997          Appreciation

  International Securities Portfolio      3,975,000 HKD         $   500,000        4/30/98         $  484,172         $15,828

The use of forward foreign currency contracts does not eliminate fluctuations in underlying prices of the portfolio's investments, but it does establish a rate of exchange that can be achieved in the future. Although a forward foreign currency contract limits the risk of loss due to a decline in the value of the hedged currency, it also limits any potential gain that might result should the value of the currency increase. In addition, the portfolio could be exposed to risks if the counterparties to the contract are unable to meet the terms of their contract.

Note 6 -- Capital Share Transactions

Transactions in Capital Stock by portfolio were as follows:

                                                       International         International       International       Mortgage-Backed
                                                         Emerging             Securities           SmallCap            Securities
                                                   Markets Portfolio(a)        Portfolio         Portfolio(a)           Portfolio


  Periods Ended December 31, 1997:
  Shares sold   .................................         3,198,619             966,897            3,200,301                --
  Shares issued in reinvestment of
   dividends and distributions ..................             6,111              93,449                5,177               82,583
  Shares redeemed   .............................                --            (512,039)              --                 (246,872)

                          Net Increase (Decrease)         3,204,730             548,307            3,205,478             (164,289)



  Year Ended December 31, 1996:
  Shares sold   .................................                               528,303                                     --
  Shares issued in reinvestment of
   dividends and distributions ..................                                73,625                                    80,137
  Shares redeemed   .............................                               (16,274)                                    --

                                     Net Increase                               585,654                                    80,137

  (a) Period from November 17, 1997 (date operations commenced) through December 31, 1997.


Note 7 -- Line of Credit

The International Securities and Mortgage-Backed Securities Portfolios participate with other funds managed by Princor Management Corporation in an unsecured joint line of credit with a bank, which allows them to borrow up to $40,000,000 collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .08% on the average unused portion of the line of credit. The commitment fee is allocated among the participating funds and portfolios in proportion to their average net assets during each quarter. At December 31, 1997, the International Securities and Mortgage-Backed Securities Portfolios had no outstanding borrowings under the line of credit.

December 31, 1997
SCHEDULES OF INVESTMENTS


PRINCIPAL SPECIAL MARKETS FUND, INC.
International Emerging Markets Portfolio

                                      Shares
                                        Held           Value

Common Stocks (85.06%)

Beer, Wine & Distilled Beverages (1.46%)
   South African Breweries Ltd.         19,200   $     473,455

Beverages (6.86%)
   Embotelladora Andina ADR, Series A   22,900         476,606
   Fomento Economico Mexicano,
     Class B (FEMSA)                    69,000         551,192
   PanAmerican Beverages ADR            17,400         567,675
   Quilmes Industrial Quines SA ADR     46,400         635,100

                                                     2,230,573
Blast Furnace & Basic Steel
Products (2.44%)
   Hylsamex SA, Class B                 68,000         404,872
   Tubos de Acero de Mexico ADR         18,000(a)      389,250

                                                       794,122
Central Reserve Depositories (2.60%)
   Banco Ganadero SA ADR Preference     17,000         408,000
   Banco Santiago SA ADR                19,600         436,100

                                                       844,100
Chemicals & Allied Products (1.06%)
   Sarantis SA                          27,000         345,945

Commercial Banks (3.18%)
   Banco Rio de La Plata ADR             8,800         123,200
   Banco Rio de La Plata SA ADR         26,000(a)      364,000
   Bank Inicjatyw Gospodarczych        330,000(a)      322,986
   Banque Marocaine du Commerce
     Exterieur                          11,000(b)      223,410

                                                     1,033,596
Communications Equipment (3.06%)
   ECI Telecommunications Ltd. ADR      23,200         591,600
   Ericsson Telecomunicacoes        12,600,000(a)      404,186

                                                       995,786
Computer & Data Processing
Services (1.09%)
   Tecnomatix Technologies Ltd.         10,500(a)      354,375

Computer & Office Equipment (1.61%)
   Orbotech Ltd. ADR                    16,400(a)      522,750

Construction & Related
Machinery (1.15%)
   Barlow Ltd.                          44,100         374,270

Consumer Products (1.38%)
   Rothmans Industries Ltd.             86,000         449,156

Drugs (1.75%)
   Teva Pharmaceutical ADR              12,000         567,750

Electric Services (5.21%)
   Centrais Electricas de Santa
     Catarina                          358,000         445,888
   Companhia Paranaense de
     Enersis-Copel ADR                  27,000         369,563
   Electricidade de Portugal SA         25,000         473,906
   Enersis SA ADR                       13,900         403,100

                                                     1,692,457
Electrical Goods (1.31%)
   Empresa Nacional de Electric
     Sponsored ADR                      24,000         424,500

Electrical Industrial Apparatus (0.57%)
   Guangdong Kelon Electric Holdings   180,000         184,686

Electronic Components &
Accessories (2.42%)
   Elec & Eltek International           56,100         256,938
   Varitronix                          224,000         384,499
   Wong Circuits Holdings Ltd.         220,000(a)      144,100

                                                       785,537
Electronic Distribution
Equipment (6.62%)
   KCE Electronics Public Co. Ltd.      27,000          71,778
   Tadiran Ltd. ADR                     16,000         566,000
   Techtronic Industries Co.         3,410,000         792,177
   Vtech Holdings Ltd.                 244,000         719,567

                                                     2,149,522
Engines & Turbines (0.78%)
   First Tractor Co. Ltd.              420,000(a)      253,411

Federal & Federally Sponsored
Credit (1.89%)
   Industrial Credit & Investment Corp.
     of India                           47,500(b)      613,938

Fire, Marine & Casualty
Insurance (0.87%)
   Alfa, Series A                       42,000         284,452

Foreign Banks, Branches &
Agencies (1.63%)
   Credicorp Ltd. ADR                   23,500         423,000
   Housing & Commercial Bank            15,000         105,000

                                                       528,000
Furniture & Home Furnishings
Stores (1.72%)
   Grupo Elektra SA CPO                316,000         557,384

Grocery Stores (1.00%)
   Blue Square Chain Investments &
     Property Ltd.                      33,875(a)      323,690

Holding Offices (1.52%)
   The India Fund, Inc. ADR             67,000         494,125

Measuring & Controlling Devices (1.12%)
   IDT Holdings Singapore Ltd.         280,000         364,000

Meat Products (1.04%)
   Davomas Abadi                       600,000         109,193
   PT Daya Guna Samudera               301,000         228,701

                                                       337,894
Metal Cans & Shipping
Containers (1.18%)
   Colep                                27,000(a)      381,845

Miscellaneous Electrical Equipment &
Supplies (1.33%)
   G. P. Batteries International       166,000         431,517

Miscellaneous Investing (1.11%)
   Banco Latino Americano de
     Exportaciones                       8,740         361,618

Miscellaneous Non-Durable Goods (1.65%)
   Desc SA ADR                          14,300         536,250

Miscellaneous Textile Goods (1.61%)
   Esprit Holdings Ltd.                830,000         270,480
   Reliance Industries GDR              30,000(b)      253,125

                                                       523,605
Motor Vehicles &  Equipment (1.42%)
   Qingling Motors                     434,000         212,848
   Tata Engineering & Locomotive
     Ltd. Co. GDR                       30,000         250,050

                                                       462,898
Paints & Allied Products (1.65%)
   Paints & Chemical Industries Co. GDR 51,000(a)(b)   535,500

Petroleum Refining (4.00%)
   Sasol Ltd.                           60,200         629,666
   YPF Sociedad Anonima ADR             19,600         670,075

                                                     1,299,741
Search & Navigation Equipment (1.97%)
   Elbit Systems, Ltd.                  46,600         640,750

Security & Commodity Exchanges (1.00%)
   OTK Holdings Ltd.                   395,000         324,678

Security Brokers & Dealers (0.35%)
   Peregrine Investment Holdings       160,000(c)      113,574

Telephone Communications (11.01%)
   Compania Anonima Telefonos de
     Venezuela ADR                      10,400         432,900
   Hellenic Telecommunication           19,000         389,776
   Matav RT ADR                         20,700(a)      538,200
   Telec de Sao Paulo SA             1,980,000         526,908
   Telecommunicacoes Brasileiras SA  6,500,000         661,054
   Telefonica de Argentina ADR          11,100         413,475
   Teletypos/Mega Channel               30,000         177,652
   Videsh Sanchar Nigam Ltd. GDR        31,300(b)      435,853

                                                     3,575,818
Water Supply (1.44%)
   Companhia de Saneamento Basocp do
     Estado de Sao Paulo - SABESP    1,970,000(a)      467,778

                           Total Common Stocks      27,635,046

Preferred Stock (1.12%)

Cement,  Hydraulic (1.12%)
   Titan Cement Co.                      9,000         364,820


                                      Principal
                                       Amount          Value

Commercial Paper (11.85%)

Federal & Federally Sponsored
Credit (11.85%)
   FHLMC Commercial Paper;
     4.75%; 1/2/98                  $3,850,000      $3,850,000


          Total Portfolio Investments (98.03%)      31,849,866

Cash, receivables and other assets,
   net of liabilities  (1.97%)                         638,180


                    Total Net Assets (100.00%)     $32,488,046



(a) Non-income producing security - No dividend paid during the period.
(b)  Restricted security - See Note 4 to the financial statements.
(c) On January 12, 1998 Peregrine Investment Holdings filed a plan of liquidation.


                    International Emerging Markets Portfolio
                             Investments by Country

                                 Total         Percentage of
     Country                     Value          Total Value
   Argentina                  $  2,205,850          6.92%
   Brazil                      2,875,378            9.03
   Chile                       1,740,306            5.46
   China                         397,534            1.25
   Columbia                      408,000            1.28
   Egypt                         535,500            1.68
   Greece                      1,278,193            4.01
   Hungary                       538,200            1.69
   Hong Kong                   2,533,708            7.95
   Indonesia                     337,894            1.06
   India                       2,047,090            6.43
   Israel                      3,566,915           11.20
   Mexico                      3,291,074           10.33
   Morocco                       223,410            0.70
   Panama                        361,618            1.14
   Peru                          423,000            1.33
   Poland                        322,986            1.01
   Portugal                      855,751            2.69
   Singapore                   1,645,711            5.17
   South Africa                1,802,070            5.66
   South Korea                   105,000            0.33
   Thailand                       71,778            0.23
   United States               3,850,000           12.09
   Venezuela                     432,900            1.36

                    Total    $31,849,866          100.00%



International Securities Portfolio


                                       Shares
                                        Held           Value


Common Stocks (92.15%)

Advertising (2.01%)
   WPP Group PLC                       170,700      $  756,945

Beverages (1.82%)
   Lion Nathan                          70,000         156,893
   PanAmerican Beverages ADR            16,200         528,525

                                                       685,418
Blast Furnace & Basic
Steel Products (1.01%)
   Voest-Alpine Stahl                    9,900(b)      381,105

Central Reserve Depositories (3.22%)
   Banco Totta & Acores                  9,600         188,716
   National Westminster Bank            45,008         747,598
   Wing Hang Bank                       98,400         278,122

                                                     1,214,436
Combination Utility Services (0.87%)
   ABB AG                                  260         327,105

Commercial Banks (11.90%)
   ABN-AMRO Holdings NV                 31,913         621,817
   Bank of Ireland                      66,435       1,019,892
   Barclays PLC                         22,900         608,527
   Fokus Bank                           14,000(b)      130,083
   Istituto Mobiliare Italiano          34,000         403,847
   National Australia Bank Ltd.         38,533         538,053
   Royal Bank of Canada                 11,600         612,822
   Svenska Handelsbanken AB Free        17,050         549,039

                                                     4,484,080
Communications Equipment (0.82%)
   ECI Telecommunications Ltd. ADR      12,100         308,550

Communication Services, NEC (1.08%)
   KPN Royal PTT Nederland               9,714         405,384

Computer & Office Equipment (0.12%)
   Canon, Inc.                           2,000          46,762

Construction & Related Machinery (0.51%)
   Powerscreen International PLC        19,400         193,919

Consumer Products (4.10%)
   Imasco Ltd.                          20,647         728,649
   Imperial Tobacco Group PLC           78,000         492,831
   Swedish Match Co.                    97,000         323,971

                                                     1,545,451
Crude Petroleum & Natural Gas (0.79%)
   Hardy Oil & Gas                      63,000         296,467

Deep Sea Foreign Transportation
of Freight (0.68%)
   Van Ommeren NV                        7,642         256,338

Department Stores (0.94%)
   Vendex International                  6,414         354,044

Drugs (6.83%)
   Elan Corp. PLC ADR                   10,500(a)$     537,469
   Novartis AG                             578         939,192
   Pharmacia & Upjohn, Inc.             16,500         604,313
   Teva Pharmaceutical ADR              10,400         492,050

                                                     2,573,024
Electric Services (0.81%)
   Enersis SA ADR                       10,500         304,500

Electronic Components &
Accessories (2.05%)
   Amtek Engineering                    78,500          47,521
   Elec & Eltek International          105,600         483,648
   Murata Mfg.                           2,000          50,453
   Varitronix                          111,000         190,533

                                                       772,155
Electronic Distribution
Equipment (1.34%)
   Phillips Electronics                  8,400         503,861

Engines & Turbines (2.06%)
   Mabuchi Motor                         1,100          56,091
   PT United Tractors                  100,000          11,829
   Radex-Heraklith
     Industriebeteiligungs               8,900         306,027
   Scapa Group PLC                     106,000         402,893

                                                       776,840
Farm & Garden Machinery (1.86%)
   New Holland NV                       26,500         700,594

Finance Services (0.01%)
   MBF Capital Berhad                    6,000           1,395

Functions Closely Related
to Banking (0.66%)
   Liechtenstein Global Trust AG           400         248,192

Gas Production & Distribution (1.34%)
   OMV AG                                3,650         504,907

General Industrial Machinery (0.81%)
   SKF AB 'B' Free                      14,400         306,717

Holding Offices (0.46%)
   First Pacific Co., Ltd.             360,893         174,665

Hose, Belting, Gaskets & Packing (0.17%)
   Phoenix AG                            3,600          64,070

Industrial Inorganic Chemicals (2.03%)
   Bayer AG                             10,500         389,799
   Kemira OY                            39,800(b)      376,404

                                                       766,203
Investment Offices (2.13%)
   Amvescap PLC                         93,400         801,444

Life Insurance (1.12%)
   QBE Insurance Group Ltd.             93,586         421,173

Meat Products (5.74%)
   Danisco AS                           14,800         821,356
   Davomas Abadi                       270,000          49,137
   Orkla, B Ordinary Shares              7,900         615,095
   Unilever NV                          11,000         678,266

                                                     2,163,854
Miscellaneous Chemical Products (1.03%)
   Hoechst AG                           11,200         388,066

Miscellaneous Converted Paper
Products (1.24%)
   Bunzl PLC                           120,000         467,953

Miscellaneous Food & Kindred
Products (0.99%)
   Greencore Group PLC                  78,000         374,757

Miscellaneous Manufacturers (0.17%)
   Carter Holt Harvey Ltd.              41,000          63,326

Miscellaneous Non-Durable
Goods (1.87%)
   Diageo PLC                           76,985(a)      707,459

Miscellaneous Textile Goods (0.67%)
   Esprit Holdings Ltd.                774,000         252,231

Miscellaneous Transportation
Equipment (1.04%)
   Autoliv Inc.                         12,000         393,000

Miscellaneous Wood Products (0.34%)
   Enso OY                              16,300         126,318

Motor Vehicles & Equipment (1.20%)
   E.C.I.A. - Equipment & Composants     1,900         382,156
   Hyundai Motor Co. Ltd. GDR            8,600(b)       14,405
   UMW Holdings Berhad                  71,000          53,810

                                                       450,371
Newspapers (1.01%)
   Publishing & Broadcasting Ltd.       86,000         381,036

Oil & Gas Field Services (0.69%)
   Eni SPA                              46,000         260,962

Petroleum Refining (5.28%)
   Repsol Petroleo SA                   14,700         626,905
   Sasol Ltd.                           69,000         721,711
   YPF Sociedad Anonima ADR             18,700         639,306

                                                     1,987,922
Photographic Equipment &
Supplies (0.11%)
   PT Bunas Finance                    730,000          43,177

Plastic Materials & Synthetics (0.77%)
   Astra AB                             17,333         291,637

Pulp Mills (2.29%)
   Lassila & Tikanoja Ltd. OY           17,600         408,853
   UPM-Kymmene OY                       22,700         454,376

                                                       863,229
Security Brokers & Dealers (0.43%)
   Peregrine Investment Holdings       227,000(c)      161,133
   Peregrine Investment - Warrants      14,800(a)(c)        19

                                                       161,152
Soap, Cleaners, & Toilet Goods (3.07%)
   Benckiser NV B Shares                11,900(a)      492,500
   Reckitt & Colman PLC                 42,292         664,907

                                                     1,157,407

Special Industry Machinery (1.94%)
   Cookson Group                       187,000         601,535
   IHC Caland NV                         2,500         129,734

                                                       731,269
Sugar & Confectionary Products (2.43%)
   Nestle                                  610         915,491

Telephone Communications (5.67%)
   Nokia Corp. Class A ADR               6,800         476,000
   Telecom Corp. of New Zealand Ltd.   120,000         581,816
   Telecom Italia-DI                   118,000(a)      520,589
   Telefonica de Espana SA              19,600         559,392

                                                     2,137,797
Trusts (0.04%)
   Fairfax Trust                        86,000(a)       14,569

Watches, Clocks, Watchcases &
Parts (0.58%)
   Tag Heuer International SA            2,500(a)      217,682


                           Total Common Stocks      34,726,409

Preferred Stock (0.51%)

Commercial Banks (0.51%)
   National Australia Bank ECU Convertible6,800        193,375


                                      Principal
                                       Amount          Value

Bond (0.76%)


Fire, Marine & Casualty
Insurance (0.76%)
   Alfa SA Convertible Subordinated
     Debentures; 8.00%; 9/15/00      $ 200,000(b)   $  286,000

Commercial Paper (3.58%)

Business Credit Institutions (3.58%)
   General Electric Capital;
     6.50%; 1/2/98                   1,350,000       1,350,000


          Total Portfolio Investments (97.00%)      36,555,784

Cash, receivables and other assets,
   net of liabilities  (3.00%)                       1,128,227

                    Total Net Assets (100.00%)     $37,684,011

(a) Non-income producing security - No dividend paid during the period.
(b)  Restricted security - See Note 4 to the financial statements.
(c) On January 12, 1998 Peregrine Investment Holdings filed a plan of liquidation.


                       International Securities Portfolio
                             Investments by Country



                                 Total         Percentage of
     Country                     Value          Total Value
   Argentina                  $  639,306            1.75%
   Australia                   1,548,205            4.24
   Austria                     1,192,039            3.26
   Canada                      1,341,471            3.67
   Chile                         304,500            0.83
   Denmark                       821,356            2.25
   Finland                     1,841,950            5.04
   France                        382,156            1.05
   Germany                       841,935            2.30
   Hong Kong                   1,056,702            2.89
   Indonesia                     104,143            0.28
   Israel                        800,600            2.19
   Italy                       1,185,398            3.24
   Japan                         153,306            0.42
   Korea                          14,405            0.04
   Malaysia                       55,206            0.15
   Mexico                        814,525            2.23
   Netherlands                 4,142,537           11.33
   New Zealand                   802,035            2.19
   Norway                        745,179            2.04
   Portugal                      188,716            0.52
   Singapore                     531,169            1.45
   South Africa                  721,711            1.97
   Spain                       1,186,298            3.25
   Sweden                      1,864,363            5.10
   Switzerland                 2,647,662            7.24
   United Kingdom              8,674,598           23.73
   United States               1,954,313            5.35

                    Total    $36,555,784          100.00%

International SmallCap Portfolio


                                       Shares
                                        Held           Value


Common Stocks (87.82%)

Advertising (3.55%)
   Industrial & Financial Systems       86,000(a)(b)$  596,141
   United Group Ltd.                   275,000         537,542

                                                     1,133,683
Air Transportation, Scheduled (1.96%)
   Ryanair Holdings PLC ADR             25,000(a)      628,125

Airports, Flying Fields &
Services (3.81%)
   Aeroporti Di Roma                    45,000(a)      467,054
   Virgin Express Holdings ADR          36,200(a)      751,150

                                                     1,218,204
Automotive Rentals, No Drivers (0.99%)
   Avis Europe PLC                     110,000         314,930

Cable & Other Pay TV Services (0.80%)
   Tri-Vision International Ltd.        97,000(a)      254,189

Central Reserve Depositories (1.45%)
   Union Bank of Norway                 13,000         463,770

Chemicals & Allied Products (1.60%)
   Sarantis SA                          40,000         512,511

Communications Equipment (0.77%)
   ASM Pacific                         387,000         244,738

Computer & Data Processing
Services (3.69%)
   Merkantildata ASA                    14,500         499,580
   Prosolvia AB                         17,000(a)      679,198

                                                     1,178,778
Computer & Office Equipment (1.98%)
   Orbotech Ltd. ADR                    19,900(a)      634,312

Consumer Products (0.52%)
   Rothmans Industries Ltd.             32,000         167,128

Crude Petroleum & Natural Gas (1.13%)
   Hardy Oil & Gas                      77,000         362,350

Deep Sea Foreign Transportation
of Freight (1.15%)
   Van Ommeren NV                       11,000         368,977

Drugs (1.91%)
   Bio Technology General Corp.         36,000(a)      387,000
   Teva Pharmaceutical ADR               4,700         222,369

                                                       609,369
Eating & Drinking Places (0.74%)
   Restaurant Brands New Zealand Ltd.  240,000(a)      236,907

Electrical Industrial Apparatus (1.59%)
   Doncasters PLC ADR                   24,000(a)      507,000

Electrical Work (0.59%)
   Internatio-Muller NV                  6,000         188,829

Electronic Components &
Accessories (0.72%)
   Elec & Eltek International           50,000         229,000

Electronic Distribution (4.07%)
   ASM Lithography Holdings NV           3,700(a)      249,750
   Techtronic Industries Co.         3,040,000         706,223
   Vtech Holding Ltd.                  116,000         342,089

                                                     1,298,062
Engineering & Architects (1.92%)
   Cie Generale De Geophysique          22,400(a)      614,948

Engines & Turbines (1.61%)
   Radex-Heraklith
     Industriebeteiligungs AG           15,000         515,776

General Industrial Machinery (0.37%)
   BE Semiconductor Industries NV       12,000(a)$     118,388

Glass & Glassware, Pressed or
Blown (0.49%)
   Vidrala SA                            3,500         156,382

Hose, Belting, Gaskets & Packing (1.56%)
   Phoenix AG                           28,100         500,099

Hotels & Motels (1.69%)
   Choice Hotels Scandinavia           159,500(a)      540,884

Life Insurance (1.33%)
   Scor SA                               8,900         425,778

Meat Products (0.78%)
   Perkins Food PLC                    145,000         249,320

Metal Services, NEC (3.22%)
   Philip Services Corp. ADR            71,700(a)    1,030,688

Miscellaneous Business Services (0.81%)
   Jaakko Poyry Group                   24,200(a)      257,755

Miscellaneous Food & Kindred
Products (2.31%)
   Greencore Group PLC                 154,000         739,905

Miscellaneous Manufacturers (1.57%)
   Docdata NV                           29,000(a)      500,684

Miscellaneous Primary Metal
Products (1.74%)
   YBM Magnex International, Inc.       53,000(a)      555,548

Miscellaneous Textile Goods (0.44%)
   Esprit Holdings Ltd.                430,000         140,128

Miscellaneous Transportation
Equipment (2.32%)
   ASG AB, Class B                      30,000         742,971

Motor Vehicles &  Equipment (3.35%)
   E.C.I.A. Equipment & Composants       1,900         382,156
   Mayflower Corp. PLC                 226,000         687,943

                                                     1,070,099
Newspapers (1.95%)
   Newsquest PLC                       142,000(a)(b)   622,670

Non-Classifiable Establishments (1.85%)
   Bure Investment Aktiebolaget AB      45,000(b)      592,675

Non-Residential Building
Construction (1.11%)
   Algeco                                8,000         355,061

Oil & Gas Field Services (2.11%)
   Det Sondenfjelds-Norske
     Dampskibsselskab                   15,000(a)      313,340
   Farstad Shipping                     66,000         362,579

                                                       675,919
Personnel Supply Services (2.64%)
   Dis Deutshcer Industries Service AG  10,000         417,120
   Unique International NV              20,000         426,198

                                                       843,318
Petroleum Refining (1.71%)
   Ocean Rig ASA                       517,000(a)      547,002

Pulp Mills (2.17%)
   Lassila & Tikanoja Ltd. Oy           29,900         694,585

Real Estate Operators & Lessors (1.03%)
   Castellum AB                         33,000(a)      328,571

Residential Building Construction (0.73%)
   Volker Wessels Stevin NV              7,500         233,077

Sanitary Services (1.86%)
   De Sammensluttede Vognmand AS           800         595,863

Search & Navigation Equipment (1.98%)
   Elbit Systems Ltd.                   46,000         632,500

Security Brokers & Dealers (1.85%)
   Van Der Moolen Holdings              20,000         591,942

Telegraph & Other
Communications (0.67%)
   Colt Telecom Group PLC ADR            5,000(a)      213,125

Telephone Communications (5.62%)
   Colt Telecom Group PLC               12,000         121,727
   Energis PLC                          82,000         342,704
   Metronet Communications, Class B ADR 76,500(a)    1,329,188

                                                     1,793,619
Women's & Children's
Undergarments (2.01%)
   CSP International SPA                57,000(a)      643,186

                           Total Common Stocks      28,073,328


                                      Principal
                                       Amount          Value

Commercial Paper (8.76%)

Federal & Federally Sponsored
Credit (8.76%)
   FHLMC Commercial Paper;
     4.75%; 1/2/98                  $2,800,000      $2,800,000

          Total Portfolio Investments (96.58%)      30,873,328

Cash, receivables and other assets,
   net of liabilities  (3.42%)                       1,094,333

                    Total Net Assets (100.00%)     $31,967,661


(a) Non-income producing security - No dividend paid during the period.
(b)  Restricted security - See Note 4 to the financial statements.

                        International SmallCap Portfolio
                             Investments by Country

                                 Total         Percentage of
     Country                     Value          Total Value
   Australia                  $  537,542            1.74%
   Austria                       515,776            1.67
   Belgium                       751,150            2.43
   Canada                      3,169,613           10.27
   Denmark                       595,863            1.93
   Finland                       952,340            3.08
   France                      1,777,943            5.76
   Germany                       917,219            2.97
   Greece                        512,511            1.66
   Hong Kong                   1,433,179            4.64
   Ireland                       628,125            2.03
   Israel                      1,876,181            6.08
   Italy                       1,110,240            3.60
   Netherlands                 2,677,845            8.67
   New Zealand                   236,907            0.77
   Norway                      2,727,155            8.83
   Singapore                     396,128            1.28
   Spain                         156,382            0.51
   Sweden                      2,939,556            9.52
   United Kingdom              4,161,673           13.49
   United States               2,800,000            9.07

                    Total    $30,873,328          100.00%


Mortgage-Backed Securities Portfolio

      Description of Issue            Principal
 Type        Rate       Maturity       Amount         Value


Federal National Mortgage Association (FNMA)
Certificates (30.56%)

FNMA       6.25%        4/1/26     $   392,525     $  383,387
FNMA       7.00         8/1/23       3,025,073      3,062,584
FNMA       7.50         6/1/23         747,208        769,782


                      Total FNMA Certificates        4,215,753

Government National Mortgage Association (GNMA)
Certificates (58.15%)

GNMA I     6.50  2/15/23-1/15/24     2,434,530       2,415,823
GNMA I     7.50  6/15/23-3/15/27     1,279,264       1,313,395
GNMA II    5.50         3/20/26        180,994         165,666
GNMA II    6.00  9/20/23-9/20/26     3,916,196       3,769,033
GNMA II    6.50        10/20/25        363,217         358,655

                      Total  GNMA Certificates       8,022,572

Federal Home Loan Mortgage Corporation
(FHLMC) Certificates (10.37%)

FHLMC      5.50   2/15/24-3/1/24       665,305         632,895
FHLMC      6.00        4/1/24          162,401         157,146
FHLMC      6.50   12/1/13-2/15/28      645,013         640,875

                     Total  FHLMC Certificates       1,430,916

Federal Agency Short-Term Obligations (2.77%)


                                      Principal
                                       Amount          Value
Investment in Joint Trade Account;
   Federal Home Loan Mortgage Corp.;
   4.75%; 1/2/98                   $   381,346   $     381,346


         Total Portfolio Investments (101.85%)      14,050,587

Liabilities, net of cash, receivables and
   other assets (-1.85%)                             (255,057)


                    Total Net Assets (100.00%)     $13,795,530

FINANCIAL HIGHLIGHTS

PRINCIPAL SPECIAL MARKETS FUND, INC.

Selected data for a share of Capital Stock outstanding throughout each period:

                                                                     Income from
                                                                Investment Operations                   Less Distributions
                                                         ------------------------------------   ----------------------------------

                                                                  Net Realized
                                                                       and                                       Excess
                                             Net Asset     Net     Unrealized        Total       Dividends    Distributions
                                             Value at    Invest-      Gain           from        from Net       from Net
                                             Beginning    ment      (Loss) on      Investment   Investment     Investment
                                             of Period   Income    Investments    Operations      Income         Income


   INTERNATIONAL EMERGING
   MARKETS PORTFOLIO

     Period Ended December 31, 1997(a)       $  9.94      $.01      $  .21          $  .22        $(.02)        $  --

   INTERNATIONAL SECURITIES PORTFOLIO

     Year Ended December 31,
       1997                                    13.67       .24        1.46            1.70         (.24)           --
       1996                                    11.70       .31        2.46            2.77         (.16)          (.07)
       1995                                    11.29       .19        1.11            1.30         (.10)          (.07)
       1994                                    12.87       .13        (.95)           (.82)        (.12)          (.13)
     Period Ended December 31, 1993(d)         10.01       .07        2.91            2.98         (.10)           --

   INTERNATIONAL SMALLCAP PORTFOLIO

     Period Ended December 31, 1997(a)          9.86       .01         .12             .13         (.02)           --

   MORTGAGE-BACKED SECURITIES PORTFOLIO

     Year Ended December 31,
       1997                                     9.93       .64         .34             .98         (.64)           --
       1996                                    10.17       .64        (.24)            .40         (.64)           --
       1995                                     9.11       .65        1.06            1.71         (.65)           --
       1994                                    10.10       .63        (.99)           (.36)        (.63)           --
     Period Ended December 31, 1993(d)         10.01       .34         .09             .43         (.34)           --

                                      ----------------------------




                                                                      Net Asset
                                       Distributions                  Value at
                                           from           Total        End of      Total
                                       Capital Gains  Distributions    Period     Return


   INTERNATIONAL EMERGING
   MARKETS PORTFOLIO

     Period Ended December 31, 1997(a)      $--          $(.02)        $10.14      1.40%(b)

   INTERNATIONAL SECURITIES PORTFOLIO

     Year Ended December 31,
       1997                                (.68)          (.92)         14.45     12.55
       1996                                (.57)          (.80)         13.67     24.12
       1995                                (.72)          (.89)         11.70     12.02
       1994                                (.51)          (.76)         11.29     (6.45)
     Period Ended December 31, 1993(d)     (.02)          (.12)         12.87     29.95(b)

   INTERNATIONAL SMALLCAP PORTFOLIO

     Period Ended December 31, 1997(a)      --            (.02)          9.97      1.59(b)

   MORTGAGE-BACKED SECURITIES PORTFOLIO

     Year Ended December 31,
       1997                                 --            (.64)         10.27     10.18
       1996                                 --            (.64)          9.93      4.20
       1995                                 --            (.65)         10.17     19.26
       1994                                 --            (.63)          9.11     (3.60)
     Period Ended December 31, 1993(d)      --            (.34)         10.10      4.47(b)

                                                                Ratios/Supplemental Data
                                       ----------------------------------------------------------------

                                                                            Ratio of Net
                                                               Ratio of      Investment
                                        Net Assets at         Expenses to     Income to      Portfolio     Average
                                        End of Period           Average        Average       Turnover    Commission
                                       (in thousands)         Net Assets     Net Assets        Rate        Rate(e)


   INTERNATIONAL EMERGING
   MARKETS PORTFOLIO

     Period Ended December 31, 1997(a)    $32,488              1.15%(c)        .91%(c)       12.3%(c)      $.0029

   INTERNATIONAL SECURITIES PORTFOLIO

     Year Ended December 31,
       1997                                37,684               .90            1.73           30.8          .0187
       1996                                28,161               .90            1.90           25.5          .0187
       1995                                17,251               .90            1.79           46.0           N/A
       1994                                15,542               .90             .94           37.0           N/A
     Period Ended December 31, 1993(d)     16,838               .90(c)         1.21(c)         6.9(c)        N/A

   INTERNATIONAL SMALLCAP PORTFOLIO

     Period Ended December 31, 1997(a)     31,968              1.00(c)          .91(c)        30.3(c)       .0111

   MORTGAGE-BACKED SECURITIES PORTFOLIO

     Year Ended December 31,
       1997                                13,796               .45            6.37           15.5           N/A
       1996                                14,968               .45            6.51           28.7           N/A
       1995                                14,253               .45            6.66            9.9           N/A
       1994                                14,714               .45            6.56           41.8           N/A
     Period Ended December 31, 1993(d)     24,309               .45(c)         5.23(c)         9.6(c)        N/A

(a) Period from November 26, 1997, date shares first offered to the public, through December 31, 1997. Net investment income, aggregating $.02 per share for the International Emerging Markets Portfolio and $.01 per share for the International SmallCap Portfolio for the period from the initial purchase of shares on November 17, 1997 through November 25, 1997, was recognized, none of which was distributed to the sole shareholder, Principal Mutual Life Insurance Company. Additionally, the portfolios incurred unrealized losses on investments of ($.08) per share and ($.15) per share respectively, during the interim period. This represents activities of each portfolio prior to the initial offering.

(b)  Total return amounts have not been annualized.

(c)  Computed on an annualized basis.

(d) Period from May 7, 1993, date shares first offered to the public, through December 31, 1993. Net investment income, aggregating $.01 per share for the International Securities Portfolio and $.01 per share for the Mortgage-Backed Securities Portfolio for the period from the initial purchase of shares on April 26, 1993 through May 6, 1993, was recognized, none of which was distributed from the International Securities Portfolio and all of which was distributed from the Mortgage-Backed Securities Portfolio to the sole shareholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Mortgage-Backed Securities Portfolio incurred unrealized gains on investments of $.01 per share during the intitial interim period. This represented activities of each portfolio prior to the initial offering.

(e) The International Portfolios identified the cost of commissions paid on purchases and sales charged to each portfolio in the local currency in the respective country involved. The value of the commissions is translated into U.S. dollars at approximate rates when acquired or sold. This translation can give the appearance that the International Portfolios' average commissions are substantially different from the other funds.

REPORT OF INDEPENDENT AUDITORS





The Board of Directors and Shareholders
Principal Special Markets Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Principal Special Markets Fund, Inc. (comprising, respectively, the International Emerging Markets, International Securities, International SmallCap and Mortgage-Backed Securities Portfolios) as of December 31, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Principal Special Markets Fund, Inc. at December 31, 1997, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                             /s/ Ernst & Young LLP


                                            Des Moines, Iowa
                                            January 16, 1998

FEDERAL INCOME  TAX  INFORMATION

Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions shown below. Shareholders should consult a tax adviser on how to report these distributions for state and local purposes.


                          Year Ended December 31, 1997



                                         Per Share                                      Per Share
                               Income Dividend Distributions                   Capital Gain Distributions

                                                                                                                           Total
                                                                                                          Total          Dividends
                        Payable    Per       Total      Deductible    Payable     Long-     Short-    Capital Gain          and
                         Date     Share    Dividends    Percentage*    Date       Term**   Term***    Distributions    Distributions

   International
   Emerging Markets
   Portfolio           12/22/97  $.0192                    00.00%
                                            $.0192                                                                        $.0192


   International
   Securities Portfolio  2/5/97  $.0022                    00.00%      2/5/97    $.0456     $.0009
                       12/22/97   .2354                    00.00%    12/22/97     .4575      .1751

                                            $.2376                                                       $.6791           $.9167

   International
   SmallCap Portfolio  12/22/97 $.0163                     00.00%
                                            $.0163                                                                        $.0163

                                              Per Share Income Dividend Distributions/Payable Date

                          1/31/97  2/28/97  3/31/97 4/30/97 5/30/97  6/30/97  7/31/97  8/29/97  9/30/97  10/31/97  11/28/97 12/31/97

   Mortgage-Backed
   Securities Portfolio    $.0552   $.0528  $.0502   $.0533  $.0540   $.0506   $.0530  $.0545    $.0511   $.0568    $.0507   $.0538


   *   Percent qualifying for deduction by shareholders who are corporations.

   **  Taxable as long-term capital gain.

   *** Taxable at ordinary income rates.